Going Concern (Details)			12 Months Ended
	Jul. 29, 2024 USD ($)	Jul. 29, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Aug. 12, 2024 USD ($)	Aug. 12, 2024 CNY (¥)
Going Concern [Line Items]
Net income from operations			$ 640,485	$ 279,565	$ (1,892,581)
Net cash outflow from operating activities			(1,513,072)	8,808,681	$ (1,908,850)
Working capital deficit			5,118,408
Accumulated deficit			$ (4,898,117)	$ (3,979,667)
Proceeds from consideration	$ 1,376,046	¥ 10,000,000
Long term loan						3 years	3 years
Borrowed amount						$ 1,307,244	¥ 9,500,000
DSY Dongguan [Member]
Going Concern [Line Items]
Total consideration	$ 5,228,974	¥ 38,000,000
DSY Dongguan [Member]
Going Concern [Line Items]
Annual interest rate percentage						6.50%	6.50%
Equity Method Investment [Member]
Going Concern [Line Items]
Equity percentage	100.00%	100.00%